Description of Plan - Employer Contributions (Details) - EBP 002	12 Months Ended
Dec. 31, 2025
Non-represented management employees
Description of Plan
Employer contribution, matching percentage	100.00%
Employer contribution, matching percentage of eligible compensation	5.00%
PGL Local 18007 | Hired prior to May 1, 2008
Description of Plan
Employer contribution, matching percentage	60.00%
Employer contribution, matching percentage of eligible compensation	6.00%
PGL Local 18007 | Hired on or after May 1, 2008
Description of Plan
Employer contribution, matching percentage	100.00%
Employer contribution, matching percentage of eligible compensation	5.00%
PGL Local 18007C | Hired on or after September 11, 2016
Description of Plan
Employer contribution, matching percentage	100.00%
Employer contribution, matching percentage of eligible compensation	5.00%
NSG Local 2285 | Hired prior to July 1, 2008
Description of Plan
Employer contribution, matching percentage	60.00%
Employer contribution, matching percentage of eligible compensation	6.00%
NSG Local 2285 | Hired on or after July 1, 2008
Description of Plan
Employer contribution, matching percentage	100.00%
Employer contribution, matching percentage of eligible compensation	5.00%
WPSC Local 420 | Gross Pay
Description of Plan
Participant Contribution, Automatic, Deferral Rate	2.00%
WPSC Local 420 | Base Pay
Description of Plan
Participant Contribution, Automatic, Deferral Rate	2.70%
WPSC Local 420 | Hired prior to December 19, 2009
Description of Plan
Employer contribution, matching percentage	0.00%
WPSC Local 420 | Hired on or after December 19, 2009
Description of Plan
Employer contribution, matching percentage	100.00%
Employer contribution, matching percentage of eligible compensation	5.00%
MGU Local 12295 | Hired prior to January 16, 2010
Description of Plan
Employer contribution, matching percentage	100.00%
Employer contribution, matching percentage of eligible compensation	6.00%
MGU Local 12295 | Hired on or after January 16, 2010
Description of Plan
Employer contribution, matching percentage	100.00%
Employer contribution, matching percentage of eligible compensation	5.00%
WRPCO Local 1147 | Hired prior to April 18, 2010
Description of Plan
Employer contribution, matching percentage	100.00%
Employer contribution, matching percentage of eligible compensation	4.00%
WRPCO Local 1147 | Hired on or after April 18, 2010
Description of Plan
Employer contribution, matching percentage	100.00%
Employer contribution, matching percentage of eligible compensation	5.00%
MERC Local 31 | Hired prior to March 22, 2011
Description of Plan
Employer contribution, matching percentage	100.00%
Employer contribution, matching percentage of eligible compensation	6.00%
MERC Local 31 | Hired on or after March 22, 2011
Description of Plan
Employer contribution, matching percentage	100.00%
Employer contribution, matching percentage of eligible compensation	5.00%
MERC Local 49
Description of Plan
Employer contribution, matching percentage	100.00%
Employer contribution, matching percentage of eligible compensation	5.00%
MGU Local 417 | Hired prior to February 16, 2012
Description of Plan
Employer contribution, matching percentage	100.00%
Employer contribution, matching percentage of eligible compensation	6.00%
MGU Local 417 | Hired on or after February 16, 2012
Description of Plan
Employer contribution, matching percentage	100.00%
Employer contribution, matching percentage of eligible compensation	5.00%